Digital Currency and Risk Management - Schedule of impact of 5% variance in price of Bitcoin (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Digital Currency and Risk Management [Abstract]
Impact of 5% variance in price - Bitcoin	$ 9,037